SCHEDULE III - Supplementary Insurance Information Supplementary Insurance Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs	[1]	$ 951.6	$ 780.5	$ 651.2
Future policy benefits, losses, claims, and loss expenses	[1]	15,400.8	13,086.9	11,368.0
Unearned premiums	[1]	10,686.5	8,903.5	7,468.3
Other policy claims and benefits payable	[1]	0.0	0.0	0.0
Premium revenue		30,933.3	25,729.9	22,474.0
Net investment income	[1],[2]	796.2	539.2	456.5
Benefits, claims, losses, and settlement expenses		21,721.0	18,808.0	16,879.6
Amortization of deferred policy acquisition costs		2,573.7	2,124.9	1,863.8
Other operating expenses		4,195.8	3,480.7	2,972.0
Net Premiums Written		32,609.9	27,132.1	23,353.5
Personal Lines
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium revenue		26,034.7	21,947.2	19,188.2
Benefits, claims, losses, and settlement expenses		18,389.8	16,141.4	14,591.1
Amortization of deferred policy acquisition costs		1,964.4	1,656.4	1,446.6
Other operating expenses		3,563.3	2,954.8	2,549.2
Net Premiums Written		27,157.6	22,928.4	19,819.5
Commercial Lines
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium revenue		3,610.9	2,793.9	2,421.3
Benefits, claims, losses, and settlement expenses		2,394.0	1,966.4	1,741.0
Amortization of deferred policy acquisition costs		396.0	309.3	266.7
Other operating expenses		396.0	335.3	285.4
Net Premiums Written		3,996.4	3,112.7	2,598.3
Property, Liability and Casualty Insurance Product Line
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium revenue		1,287.7	988.8	864.5
Benefits, claims, losses, and settlement expenses		937.0	700.2	546.1
Amortization of deferred policy acquisition costs		213.3	159.2	150.5
Other operating expenses		237.2	190.4	137.2
Net Premiums Written		1,455.9	1,091.0	935.7
Other Indemnity
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium revenue		0.0	0.0	0.0
Benefits, claims, losses, and settlement expenses		0.2	0.0	1.4
Amortization of deferred policy acquisition costs		0.0	0.0	0.0
Other operating expenses		(0.7)	0.2	0.2
Net Premiums Written		$ 0.0	$ 0.0	$ 0.0

[1]	Progressive does not allocate assets, liabilities, or investment income to operating segments.
[2]	Excludes total net realized gains (losses) on securities.